Cover	May 18, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2020
Entity File Number	1-6196
Entity Registrant Name	PIEDMONT NATURAL GAS COMPANY, INC.
Entity Central Index Key	0000078460
Entity Tax Identification Number	56-0556998
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	4720 Piedmont Row Drive
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28210
City Area Code	704
Local Phone Number	364-3120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false